Segment Reporting	12 Months Ended
Oct. 30, 2016
Segment Reporting
Segment Reporting

Note P

Segment Reporting

The Company develops, processes, and distributes a wide array of food products in a variety of markets. The Company reports its results in the following five segments: Grocery Products, Refrigerated Foods, Jennie-O Turkey Store, Specialty Foods, and International & Other.

The Grocery Products segment consists primarily of the processing, marketing, and sale of shelf-stable food products sold predominantly in the retail market. This segment also includes the results from the Company’s MegaMex Foods, LLC joint venture.

The Refrigerated Foods segment consists primarily of the processing, marketing, and sale of branded and unbranded pork, beef, chicken, and turkey products for retail, foodservice, and fresh product customers.

The Jennie-O Turkey Store segment consists primarily of the processing, marketing, and sale of branded and unbranded turkey products for retail, foodservice, and fresh product customers.

The Specialty Foods segment consists of the processing, marketing, and sale of nutritional and private label shelf-stable products to retail, foodservice, and industrial customers.

The International & Other segment includes Hormel Foods International which manufactures, markets, and sells Company products internationally. This segment also includes the results from the Company’s international joint ventures.

Intersegment sales are recorded at prices that approximate cost and are eliminated in the Consolidated Statements of Operations. The Company does not allocate investment income, interest expense, and interest income to its segments when measuring performance. The Company also retains various other income and unallocated expenses at corporate. Equity in earnings of affiliates is included in segment operating profit; however, earnings attributable to the Company’s noncontrolling interests are excluded. These items are included below as net interest and investment expense (income), general corporate expense, and noncontrolling interest when reconciling to earnings before income taxes.

Sales and operating profits for each of the Company’s reportable segments and reconciliation to earnings before income taxes are set forth below. The Company is an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations, and sharing of assets. Therefore, the Company does not represent that these segments, if operated independently, would report the operating profit and other financial information shown below.

(in thousands)	2016	2015	2014
Net Sales (to unaffiliated customers)
Grocery Products	$ 1,684,756	$ 1,617,680	$ 1,558,265
Refrigerated Foods	4,647,173	4,372,347	4,644,179
Jennie-O Turkey Store	1,740,968	1,635,776	1,672,452
Specialty Foods	939,134	1,103,359	907,120
International & Other	511,193	534,701	534,240
Total	$ 9,523,224	$ 9,263,863	$ 9,316,256
Intersegment Sales
Grocery Products	$ –	$ –	$ –
Refrigerated Foods	11,341	13,058	23,163
Jennie-O Turkey Store	120,742	128,195	144,137
Specialty Foods	26	64	122
International & Other	–	–	–
Total	132,109	141,317	167,422
Intersegment elimination	(132,109)	(141,317)	(167,422)
Total	$ –	$ –	$ –
Segment Net Sales
Grocery Products	$ 1,684,756	$ 1,617,680	$ 1,558,265
Refrigerated Foods	4,658,514	4,385,405	4,667,342
Jennie-O Turkey Store	1,861,710	1,763,971	1,816,589
Specialty Foods	939,160	1,103,423	907,242
International & Other	511,193	534,701	534,240
Intersegment elimination	(132,109)	(141,317)	(167,422)
Total	$ 9,523,224	$ 9,263,863	$ 9,316,256
Segment Operating Profit
Grocery Products	$ 268,461	$ 228,582	$ 195,064
Refrigerated Foods	585,652	424,968	338,020
Jennie-O Turkey Store	329,427	276,217	272,362
Specialty Foods	110,917	93,258	71,514
International & Other	78,409	78,318	84,745
Total segment operating profit	$ 1,372,866	$ 1,101,343	$ 961,705
Net interest and investment expense (income)	6,680	10,177	9,468
General corporate expense	49,436	35,199	33,434
Noncontrolling interest	465	1,176	3,349
Earnings Before Income Taxes	$ 1,317,215	$ 1,057,143	$ 922,152

(in thousands)	2016	2015	2014
Assets
Grocery Products	$ 1,472,316	$ 1,214,988	$ 1,249,631
Refrigerated Foods	1,999,821	1,973,424	1,215,694
Jennie-O Turkey Store	882,812	811,693	857,697
Specialty Foods	837,107	988,455	1,013,420
International & Other	479,394	446,164	406,249
Corporate	698,617	705,107	712,928
Total	$ 6,370,067	$ 6,139,831	$ 5,455,619
Additions to Property, Plant and Equipment
Grocery Products	$ 15,830	$ 18,104	$ 31,741
Refrigerated Foods	93,430	54,074	61,183
Jennie-O Turkey Store	61,340	32,250	25,761
Specialty Foods	5,372	5,309	3,266
International & Other	44,407	18,576	4,896
Corporate	35,145	15,750	32,291
Total	$ 255,524	$ 144,063	$ 159,138
Depreciation and Amortization
Grocery Products	$ 29,725	$ 26,972	$ 25,883
Refrigerated Foods	53,229	53,325	57,709
Jennie-O Turkey Store	29,225	28,262	27,091
Specialty Foods	5,165	11,075	8,999
International & Other	3,969	3,372	3,541
Corporate	10,655	10,428	6,821
Total	$ 131,968	$ 133,434	$ 130,044

The Company’s products primarily consist of meat and other food products. The Perishable category includes fresh meats, frozen items, refrigerated meal solutions, sausages, hams, guacamole, and bacon (excluding JOTS products). The Poultry category is composed primarily of JOTS products. Shelf-stable includes canned luncheon meats, peanut butter, chilies, shelf-stable microwaveable meals, hash, stews, salsas, flour and corn tortillas, tortilla chips, and other items that do not require refrigeration. The Miscellaneous category primarily consists of nutritional food products and supplements, sugar and sugar substitutes, dessert and drink mixes, and industrial gelatin products. The percentages of total revenues contributed by classes of similar products for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 30,	October 25,	October 26,
	2016	2015	2014
Perishable	53.1%	53.0%	54.5%
Poultry	20.5	18.6	18.4
Shelf-stable	18.2	18.4	19.0
Miscellaneous	8.2	10.0	8.1
	100.0%	100.0%	100.0%

Revenues from external customers are classified as domestic or foreign based on the destination where title passes. No individual foreign country is material to the consolidated results. Additionally, the Company’s long-lived assets located in foreign countries are not significant. Total revenues attributed to the U.S. and all foreign countries in total for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 30,	October 25,	October 26,
(in thousands)	2016	2015	2014
United States	$ 9,012,797	$ 8,721,722	$ 8,708,042
Foreign	510,427	542,141	608,214
	$ 9,523,224	$ 9,263,863	$ 9,316,256

In fiscal year 2016, sales to Wal-Mart Stores, Inc. (Wal-Mart) represented $1.45 billion or 13.7 percent of the Company’s consolidated revenues (measured as gross sales less returns and allowances). In fiscal year 2015, sales to Wal-Mart represented $1.43 billion or 13.9 percent of the Company’s consolidated revenues. Wal-Mart is a customer for all five segments of the Company.